SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Advance hire	$ 5,664,781	$ 8,788,882	$ 7,128,846
Prepaid expenses	1,102,270	514,169	1,149,729
Other current assets	2,366,115	2,378,635	1,495,849
Total	$ 10,916,092	$ 12,744,125	$ 9,774,424